Fair Value Measurements - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Impairment charge	¥ 0	¥ 10,000	¥ 0
Non-recurring | Long-term investment included in other non-current assets
Fair Value Measurements
Assets fair value		10,000
Unobservable Inputs (Level 3) | Recurring | Warrant liability
Fair Value Measurements
Liabilities fair value			¥ 9,064
Unobservable Inputs (Level 3) | Non-recurring | Long-term investment included in other non-current assets
Fair Value Measurements
Assets fair value		¥ 5,000